EQUIPMENT FINANCING (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Long Term Equipment Financing Liability [Abstract]
Disclosure of changes for equipment financing liability and interest expenses [Table Text Block]
Equipment Financing Liability
Balance, December 31, 2021	$597,537
Principal payments	(202,577)
Balance, December 31, 2022	394,960
Principal payments	(216,898)
Balance, December 31, 2023	$178,062
	December 31, 2023	December 31, 2022
Current equipment financing liability	$135,664	$216,898
Long-term equipment financing liability	42,398	178,062
Total equipment financing liability	$178,062	$394,960